Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.1% of Net Assets

Non-Convertible Bonds — 89.0%
	ABS Car Loan — 1.0%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,499,980
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,894,516
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	7,962,131
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,849,519
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,364,384
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,029,356
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,337,596
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,903,392
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	12,924,056
375,953	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	377,756
238,498	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	239,958
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,864,897
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,299,425
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,988,923
11,408,965	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	11,469,889
		74,005,778
	ABS Home Equity — 0.5%
550,549	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	543,328
689,674	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	639,262
11,644,396	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	11,684,313
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,884,180
5,657,459	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	5,684,656
50,550	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	47,054
269,354	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	247,147
124,262	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	121,133
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,673,030
782,773	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.748%, 10/25/2053(a)(b)	778,805
640,663	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	637,662
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,818,936
3,058,839	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,978,955
		34,738,461
Principal Amount (‡)	Description	Value (†)

	ABS Other — 2.0%
$2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	$2,231,448
5,242,800	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,736,028
8,183,909	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	8,228,397
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	15,927,927
4,104,956	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	4,134,463
27,635,188	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,834,651
7,786,800	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,401,093
13,102,425	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,484,720
5,498,221	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,022,182
6,021,193	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	5,895,705
7,918,253	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	7,276,104
6,290,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	6,292,239
2,465,731	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	2,495,083
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,137,627
2,481,093	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,295,623
9,146,110	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	9,156,958
14,154,248	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	14,635,248
14,115,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,465,052
		150,650,548
	ABS Residential Mortgage — 0.0%
8,087	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,943
	ABS Student Loan — 0.4%
2,064,085	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,916,127
6,521,617	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	5,814,410
7,068,469	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	7,087,441
2,415,748	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,143,134
5,813,942	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.312%, 1/15/2053(a)(b)	5,787,965
6,734,801	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	6,752,837
1,478,259	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,406,712
		30,908,626
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	7,082,704

Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$4,653,413	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	$4,471,723
11,776,975	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,651,967
		22,206,394
	Aerospace & Defense — 0.4%
16,064,000	Boeing Co., 5.705%, 5/01/2040	15,282,962
6,255,000	Boeing Co., 6.298%, 5/01/2029	6,483,728
4,290,000	Boeing Co., 6.858%, 5/01/2054	4,559,612
7,310,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	7,436,178
		33,762,480
	Airlines — 0.7%
2,937,056	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	2,927,562
6,670,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	6,615,017
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,487,001
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,651,205
1,966,400	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,953,618
14,117,367	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	14,312,610
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,228,065
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	4,984,973
		55,160,051
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,128,666
	Automotive — 1.7%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,134,355
10,730,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,087,898
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,408,373
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,688,070
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,341,846
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	5,048,734
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,786,077
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,329,843
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,157,156
3,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	3,739,599
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,407,705
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,130,735
11,881,000	Lear Corp., 5.250%, 5/15/2049	10,214,208
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,218,956
4,025,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,105,517
34,585,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	35,804,945
		131,604,017
	Banking — 6.8%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,524,949
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	10,031,758
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,373,000
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,580,267
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$4,800,000	Banco Santander SA, 2.958%, 3/25/2031	$4,179,583
19,475,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,041,106
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,154,010
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,332,353
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,397,596
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,821,209
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,436,148
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,951,660
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,675,380
7,355,000	BBVA Bancomer SA, 5.250%, 9/10/2029(a)	7,220,036
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,452,080
24,370,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,302,892
11,385,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,431,215
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,723,780
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,719,014
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,272,847
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,880,849
2,700,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	2,779,146
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,332,305
12,986,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,902,292
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,061,076
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,807,661
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	11,450,208
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,123,610
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,151,052
15,376,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,753,972
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	14,104,682
11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	9,271,347
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	12,845,499
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,504,122
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	11,968,595
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,548,596

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	$6,780,505
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,271,929
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	24,469,313
14,370,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,688,772
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	16,334,092
23,296,000	Standard Chartered PLC, (fixed rate to 1/31/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	23,249,206
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	644,420
1,450,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,505,050
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,565,143
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	10,870,750
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,284,504
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,690,862
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	694,895
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	8,983,674
16,795,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,073,615
		516,212,625
	Building Materials — 0.1%
3,265,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	2,973,533
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	857,978
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	976,906
		4,808,417
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	14,866,889
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,742,941
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	664,451
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,008,818
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,924,769
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,673,009
		30,880,877
	Chemicals — 1.2%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,354,758
23,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	19,417,983
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,874,309
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,229,541
7,375,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	7,491,298
8,915,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	8,820,064
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,337,737
Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	$7,366,505
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,037,906
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,528,068
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,059,565
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,358,972
		88,876,706
	Collateralized Mortgage Obligations — 0.9%
27,021,427	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.019%, 10/25/2053(b)	27,332,997
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,456,429
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,155,593
75,490	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.117%, 10/20/2060(b)(c)	74,501
50,719	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.287%, 8/20/2062(b)(c)	50,140
26	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	23
8,494	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,461
7,172	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,399
88,093	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	77,308
1,781,859	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,737,007
5,917	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.047%, 5/20/2063(b)(c)	5,635
		68,903,493
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,792,187
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,827,981
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,493,460
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,834,987
		6,156,428
	Electric — 1.0%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,552,511
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,483,182
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	12,434,014
20,808,192	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	20,520,531
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,249,375
852,000	Edison International, 4.950%, 4/15/2025	851,297

Principal Amount (‡)	Description	Value (†)

	Electric — continued
$2,811,000	Enel Americas SA, 4.000%, 10/25/2026	$2,748,722
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,289,893
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	706,248
8,555,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	8,795,678
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.761%, 4/30/2043(b)	10,988,546
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	7,113,456
		75,733,453
	Finance Companies — 2.5%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,893,736
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,084,230
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,354,778
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,759,541
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	22,991,874
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,637,537
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,024,996
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,980,159
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,106,062
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,598,158
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,249,147
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,346,692
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,762,120
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,675,225
3,680,000	Main Street Capital Corp., 6.950%, 3/01/2029	3,825,830
1,500,000	Navient Corp., 4.875%, 3/15/2028	1,430,903
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,772,414
16,575,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,781,358
5,693,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	4,960,293
		194,235,053
	Food & Beverage — 0.7%
15,433,000	BRF SA, 5.750%, 9/21/2050(a)	12,048,235
24,585,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	27,088,094
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,093,462
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,381,501
		50,611,292
	Gaming — 0.2%
4,840,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,861,846
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,669,964
		17,531,810
	Government Owned - No Guarantee — 1.2%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,077,469
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,766,379
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,205,573
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	9,918,038
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	8,810,137
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,341,800
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,507,647
8,485,000	OCP SA, 3.750%, 6/23/2031(a)	7,308,741
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,248,380
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,393,066
Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — continued
$3,040,000	Tennessee Valley Authority, 4.250%, 9/15/2065	$2,476,016
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,873,581
		91,926,827
	Health Insurance — 0.1%
8,229,000	Centene Corp., 3.375%, 2/15/2030	7,329,404
	Healthcare — 0.1%
14,205,000	HCA, Inc., 4.625%, 3/15/2052	11,085,309
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,594,665
9,855,000	NVR, Inc., 3.000%, 5/15/2030	8,891,627
		14,486,292
	Independent Energy — 1.0%
13,195,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,857,212
16,710,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	16,624,015
9,852,000	Devon Energy Corp., 4.500%, 1/15/2030	9,528,718
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,717,546
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,566,333
1,101,000	EQT Corp., 5.000%, 1/15/2029	1,085,196
10,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	10,015,618
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,471,200
2,250,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	2,220,885
6,580,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,513,327
6,695,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,600,953
		76,201,003
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	2,999,756
	Life Insurance — 0.2%
15,121,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,442,388
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,703,387
		17,145,775
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,495,363
7,313,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	6,800,238
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	11,552,640
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	9,518,371
22,220,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	16,338,825
		45,705,437
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,678,358
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,435,041
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,458,209
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,751,902
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,430,593
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,923,950
25,162,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,801,363
1,400,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,470,327
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,322,410
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,106,960
		69,379,113

Principal Amount (‡)	Description	Value (†)

	Midstream — 0.6%
$568,000	Energy Transfer LP, 5.150%, 2/01/2043	$500,516
3,180,000	Energy Transfer LP, 5.300%, 4/15/2047	2,812,237
125,000	Energy Transfer LP, 5.400%, 10/01/2047	112,303
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,755,189
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,852,181
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,421,628
8,995,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	9,025,266
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,476,706
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,977,762
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	934,757
14,215,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,870,762
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,666,159
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	936,695
		48,342,161
	Mortgage Related — 23.0%
9,009,896	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,574,964
34,757,640	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	25,019,668
8,033,437	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,257,565
6,715,643	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,235,162
16,776,134	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	13,067,421
6,843,274	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,334,634
5,766,226	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,491,509
22,734,907	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	17,708,232
4,609,460	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,593,265
33,010,025	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,765,990
4,687,040	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,660,178
9,434,314	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2051	7,679,013
4,981,798	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	4,054,910
915,771	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	795,826
5,315,539	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	4,620,412
3,208,766	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,752,393
1,331,573	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,137,194
1,254,499	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,076,468
767,714	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	720,065
354,714	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	329,830
2,479	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,305
232,300	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	215,706
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$10,750,004	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	$9,848,626
2,841,501	Federal Home Loan Mortgage Corp., 4.000%, 8/01/2052	2,601,829
11,475,656	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	10,506,812
978,700	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	896,422
9,409,776	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,618,192
5,299,053	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,863,605
3,960,435	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,626,980
472,715	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	458,898
72,748	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	69,760
180,512	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	172,781
17,395	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,711
654,767	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	629,971
367,173	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	348,898
14,890,918	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	14,030,331
3,517,385	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,325,219
2,557,614	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,410,414
1,137,736	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,118,918
1,028,102	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	1,013,523
681,252	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	670,127
2,180,350	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,140,253
5,620,364	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,535,548
9,836,300	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,516,255
1,200,080	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,195,384
1,171,116	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,163,468
1,005,604	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,006,054
3,290,737	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	3,279,197
1,551,450	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,544,129
16,026,779	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	15,834,312
1,102,133	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,098,628
778,538	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	776,457
509,188	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	508,469

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,983	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	$3,071
3,246,375	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,289,139
2,823,174	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,860,363
2,758,567	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,793,962
1,485,545	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,492,891
1,459,703	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,478,410
1,063,375	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,075,989
995,807	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,006,678
716,203	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	719,970
4,859,605	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,888,370
967,702	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	979,436
893,899	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	898,595
791,991	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	801,349
4,464,673	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	4,524,743
1,019,864	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,038,963
5,285,105	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,384,231
1,432,087	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,439,677
998,423	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2053	1,024,175
697,268	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	713,477
319,930	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	328,277
268,877	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	276,418
13,114,798	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	13,421,460
5,001,665	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	5,134,930
3,153,762	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	3,237,683
4,821,539	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,016,096
1,598,763	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2053	1,636,441
8,167,701	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	8,499,007
1,081,123	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	1,109,302
8,358,153	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,697,173
1,083,509	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	1,113,016
1,814,080	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2054	1,856,357
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$15,045,710	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	$15,602,450
5,535,104	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,739,919
5,136,284	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,326,343
9,158,499	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,497,396
560,508	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	583,603
7,984,731	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	8,511,137
8,517,890	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	9,079,465
1,572,724	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,676,412
402,939	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	422,828
331,969	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	348,972
3,026,209	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	3,190,283
1,738,706	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,832,977
5,333,052	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,684,671
6,514,009	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	7,012,201
183,346	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	191,055
8,495,351	Federal National Mortgage Association, 1.500%, 12/01/2050	6,293,392
2,907,791	Federal National Mortgage Association, 1.500%, 3/01/2051	2,153,099
4,486,061	Federal National Mortgage Association, 1.500%, 9/01/2051	3,324,922
6,958,759	Federal National Mortgage Association, 1.500%, 10/01/2051	5,148,379
49,709,788	Federal National Mortgage Association, 2.000%, 5/01/2037	43,907,333
11,063,887	Federal National Mortgage Association, 2.000%, 11/01/2050	8,625,454
2,653,633	Federal National Mortgage Association, 2.000%, 11/01/2050	2,068,793
12,100,132	Federal National Mortgage Association, 2.000%, 12/01/2050	9,425,971
12,020,356	Federal National Mortgage Association, 2.000%, 12/01/2050	9,371,250
7,414,520	Federal National Mortgage Association, 2.000%, 12/01/2050	5,780,422
6,530,729	Federal National Mortgage Association, 2.000%, 12/01/2050	5,123,304
5,670,112	Federal National Mortgage Association, 2.000%, 12/01/2050	4,417,019
29,975,513	Federal National Mortgage Association, 2.000%, 1/01/2051	23,368,959
1,853,831	Federal National Mortgage Association, 2.000%, 2/01/2051	1,444,116
12,699,029	Federal National Mortgage Association, 2.000%, 3/01/2051	9,892,354
5,447,331	Federal National Mortgage Association, 2.000%, 4/01/2051	4,243,382

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,763,042	Federal National Mortgage Association, 2.000%, 4/01/2051	$3,710,348
15,554,761	Federal National Mortgage Association, 2.000%, 11/01/2051	12,116,544
1,445,261	Federal National Mortgage Association, 2.000%, 11/01/2051	1,130,971
19,968,873	Federal National Mortgage Association, 2.000%, 12/01/2051	15,605,418
1,509,529	Federal National Mortgage Association, 2.000%, 1/01/2052	1,178,195
35,640,227	Federal National Mortgage Association, 2.000%, 2/01/2052	27,801,430
25,355,967	Federal National Mortgage Association, 2.000%, 2/01/2052	19,798,206
7,012,368	Federal National Mortgage Association, 2.000%, 2/01/2052	5,478,752
15,639,955	Federal National Mortgage Association, 2.000%, 3/01/2052	12,219,800
14,737,357	Federal National Mortgage Association, 2.000%, 3/01/2052	11,484,210
1,147,978	Federal National Mortgage Association, 2.500%, 9/01/2051	934,391
16,115,936	Federal National Mortgage Association, 2.500%, 5/01/2052	13,157,775
7,250,210	Federal National Mortgage Association, 2.500%, 9/01/2061	5,772,577
35,593,347	Federal National Mortgage Association, 2.500%, 12/01/2061	28,337,462
140,052,353	Federal National Mortgage Association, 2.500%, 3/01/2062	111,485,151
126,253,812	Federal National Mortgage Association, 2.500%, 3/01/2062	100,510,565
78,470,560	Federal National Mortgage Association, 2.500%, 3/01/2062	62,468,173
47,385,013	Federal National Mortgage Association, 2.500%, 3/01/2062	37,723,240
30,692,571	Federal National Mortgage Association, 2.500%, 3/01/2062	24,304,356
62,943,320	Federal National Mortgage Association, 2.500%, 4/01/2062	50,109,387
30,084,754	Federal National Mortgage Association, 2.500%, 5/01/2062	23,947,097
79,303,334	Federal National Mortgage Association, 2.500%, 6/01/2062	63,136,136
42,345,740	Federal National Mortgage Association, 2.500%, 12/01/2062	33,528,290
28,909,475	Federal National Mortgage Association, 2.500%, 9/01/2063	22,878,518
11,597,787	Federal National Mortgage Association, 2.500%, 9/01/2063	9,181,503
2,725,436	Federal National Mortgage Association, 3.000%, 3/01/2045	2,388,491
1,875,288	Federal National Mortgage Association, 3.000%, 3/01/2045	1,637,522
874,970	Federal National Mortgage Association, 3.000%, 6/01/2046	758,975
177,668	Federal National Mortgage Association, 3.000%, 6/01/2046	154,453
919,036	Federal National Mortgage Association, 3.000%, 7/01/2046	792,405
906,778	Federal National Mortgage Association, 3.000%, 8/01/2046	787,162
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$377,310	Federal National Mortgage Association, 3.000%, 8/01/2046	$327,302
2,106,364	Federal National Mortgage Association, 3.000%, 9/01/2046	1,816,460
1,584,289	Federal National Mortgage Association, 3.000%, 11/01/2046	1,363,334
1,444,302	Federal National Mortgage Association, 3.000%, 11/01/2046	1,252,850
538,830	Federal National Mortgage Association, 3.000%, 11/01/2046	467,391
334,621	Federal National Mortgage Association, 3.000%, 11/01/2046	290,272
178,707	Federal National Mortgage Association, 3.000%, 11/01/2046	155,293
699,349	Federal National Mortgage Association, 3.000%, 1/01/2047	606,650
402,194	Federal National Mortgage Association, 3.000%, 1/01/2047	349,385
375,698	Federal National Mortgage Association, 3.000%, 3/01/2047	327,194
207,268	Federal National Mortgage Association, 3.000%, 11/01/2047	179,793
354,377	Federal National Mortgage Association, 3.000%, 4/01/2048	301,708
1,547,796	Federal National Mortgage Association, 3.000%, 6/01/2048	1,341,317
848,604	Federal National Mortgage Association, 3.000%, 7/01/2050	739,672
312,674	Federal National Mortgage Association, 3.000%, 11/01/2051	266,517
8,380,725	Federal National Mortgage Association, 3.000%, 10/01/2052	6,999,288
47,852,581	Federal National Mortgage Association, 3.000%, 9/01/2062	39,863,852
22,861,756	Federal National Mortgage Association, 3.000%, 9/01/2062	19,054,689
6,812,839	Federal National Mortgage Association, 3.000%, 3/01/2063	5,677,142
26,269,451	Federal National Mortgage Association, 3.000%, 6/01/2063	21,880,841
22,118,021	Federal National Mortgage Association, 3.000%, 6/01/2063	18,433,128
4,850,516	Federal National Mortgage Association, 3.500%, 5/01/2052	4,196,806
24,145,949	Federal National Mortgage Association, 3.500%, 6/01/2062	20,866,386
11,223,086	Federal National Mortgage Association, 3.500%, 9/01/2062	9,748,176
36,196,368	Federal National Mortgage Association, 3.500%, 12/01/2062	31,444,472
29,988,972	Federal National Mortgage Association, 3.500%, 12/01/2062	26,050,241
19,936,886	Federal National Mortgage Association, 3.500%, 6/01/2063	17,230,180
14,786,072	Federal National Mortgage Association, 3.500%, 9/01/2063	12,772,972
4,968,531	Federal National Mortgage Association, 3.500%, 12/01/2063	4,292,283
2,653,406	Federal National Mortgage Association, 4.000%, 9/01/2041	2,503,483
1,229,344	Federal National Mortgage Association, 4.000%, 8/01/2042	1,155,830

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$303,139	Federal National Mortgage Association, 4.000%, 11/01/2044	$283,518
624,903	Federal National Mortgage Association, 4.000%, 2/01/2045	580,281
387,865	Federal National Mortgage Association, 4.000%, 4/01/2047	359,684
293,817	Federal National Mortgage Association, 4.000%, 4/01/2047	273,443
891,688	Federal National Mortgage Association, 4.000%, 11/01/2047	824,846
342,017	Federal National Mortgage Association, 4.000%, 12/01/2047	316,593
413,485	Federal National Mortgage Association, 4.000%, 3/01/2048	377,547
790,026	Federal National Mortgage Association, 4.000%, 6/01/2048	721,361
141,830	Federal National Mortgage Association, 4.000%, 2/01/2050	130,874
7,277,223	Federal National Mortgage Association, 4.000%, 6/01/2052	6,675,966
5,140,320	Federal National Mortgage Association, 4.000%, 7/01/2052	4,707,943
4,294,034	Federal National Mortgage Association, 4.000%, 8/01/2052	3,939,237
1,381,101	Federal National Mortgage Association, 4.000%, 11/01/2052	1,264,335
16,900,450	Federal National Mortgage Association, 4.000%, 12/01/2063	15,250,980
30,652	Federal National Mortgage Association, 4.500%, 8/01/2043	29,535
88,269	Federal National Mortgage Association, 4.500%, 3/01/2044	84,809
77,908	Federal National Mortgage Association, 4.500%, 5/01/2044	74,238
1,342,807	Federal National Mortgage Association, 4.500%, 1/01/2045	1,290,222
181,506	Federal National Mortgage Association, 4.500%, 1/01/2045	175,976
434,514	Federal National Mortgage Association, 4.500%, 7/01/2045	415,770
234,832	Federal National Mortgage Association, 4.500%, 8/01/2045	224,472
128,081	Federal National Mortgage Association, 4.500%, 8/01/2045	123,062
279,022	Federal National Mortgage Association, 4.500%, 10/01/2045	268,089
568,247	Federal National Mortgage Association, 4.500%, 11/01/2045	545,983
449,449	Federal National Mortgage Association, 4.500%, 3/01/2046	433,235
14,069	Federal National Mortgage Association, 4.500%, 7/01/2046	13,494
370,192	Federal National Mortgage Association, 4.500%, 9/01/2046	355,763
230,898	Federal National Mortgage Association, 4.500%, 2/01/2047	220,554
547,505	Federal National Mortgage Association, 4.500%, 5/01/2047	521,434
310,382	Federal National Mortgage Association, 4.500%, 7/01/2048	297,250
1,365,998	Federal National Mortgage Association, 4.500%, 8/01/2048	1,304,413
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$295,491	Federal National Mortgage Association, 4.500%, 10/01/2049	$280,480
9,407,699	Federal National Mortgage Association, 4.500%, 3/01/2053	8,846,549
10,494,742	Federal National Mortgage Association, 4.500%, 4/01/2053	9,878,527
1,341,572	Federal National Mortgage Association, 5.000%, 7/01/2048	1,321,321
623,973	Federal National Mortgage Association, 5.000%, 8/01/2048	614,297
349,000	Federal National Mortgage Association, 5.000%, 9/01/2048	343,589
2,149,673	Federal National Mortgage Association, 5.000%, 1/01/2049	2,112,464
773,499	Federal National Mortgage Association, 5.000%, 3/01/2049	760,247
4,655,854	Federal National Mortgage Association, 5.000%, 5/01/2053	4,547,084
2,308,896	Federal National Mortgage Association, 5.500%, 4/01/2050	2,314,960
2,350,685	Federal National Mortgage Association, 5.500%, 7/01/2053	2,343,211
1,162,978	Federal National Mortgage Association, 5.500%, 7/01/2053	1,149,964
828,732	Federal National Mortgage Association, 5.500%, 7/01/2053	822,174
13,781	Federal National Mortgage Association, 6.000%, 8/01/2034	14,167
50,133	Federal National Mortgage Association, 6.000%, 1/01/2037	51,342
1,326,953	Federal National Mortgage Association, 6.000%, 5/01/2049	1,359,551
8,327,502	Federal National Mortgage Association, 6.000%, 5/01/2053	8,443,126
2,521,872	Federal National Mortgage Association, 6.000%, 5/01/2053	2,554,752
1,808,154	Federal National Mortgage Association, 6.000%, 5/01/2053	1,833,606
1,186,028	Federal National Mortgage Association, 6.000%, 5/01/2053	1,201,913
1,108,496	Federal National Mortgage Association, 6.000%, 5/01/2053	1,123,409
1,069,723	Federal National Mortgage Association, 6.000%, 6/01/2053	1,085,802
1,073,427	Federal National Mortgage Association, 6.000%, 6/01/2053	1,079,747
12,497,437	Federal National Mortgage Association, 6.000%, 7/01/2053	12,566,185
3,854,332	Federal National Mortgage Association, 6.000%, 7/01/2053	3,907,324
1,414,271	Federal National Mortgage Association, 6.000%, 7/01/2053	1,421,722
1,119,949	Federal National Mortgage Association, 6.000%, 7/01/2053	1,133,248
659,630	Federal National Mortgage Association, 6.000%, 7/01/2053	663,312
2,083,657	Federal National Mortgage Association, 6.000%, 8/01/2053	2,108,923
1,762,382	Federal National Mortgage Association, 6.000%, 8/01/2053	1,771,641
1,389,092	Federal National Mortgage Association, 6.000%, 8/01/2053	1,406,915

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,167	Federal National Mortgage Association, 6.500%, 1/01/2029	$1,198
647	Federal National Mortgage Association, 6.500%, 5/01/2031	660
1,591,333	Federal National Mortgage Association, 6.500%, 6/01/2053	1,624,269
674,527	Federal National Mortgage Association, 6.500%, 6/01/2053	693,497
5,804,446	Federal National Mortgage Association, 6.500%, 7/01/2053	5,949,408
729,968	Federal National Mortgage Association, 6.500%, 7/01/2053	747,101
639,970	Federal National Mortgage Association, 6.500%, 7/01/2053	657,871
4,189,439	Federal National Mortgage Association, 6.500%, 8/01/2053	4,359,730
2,421,199	Federal National Mortgage Association, 6.500%, 8/01/2053	2,519,616
1,041,419	Federal National Mortgage Association, 6.500%, 8/01/2053	1,066,710
1,440,753	Federal National Mortgage Association, 6.500%, 9/01/2053	1,475,178
1,039,927	Federal National Mortgage Association, 6.500%, 1/01/2054	1,068,400
21,420,587	Federal National Mortgage Association, 6.500%, 7/01/2054	22,350,239
7,717	Federal National Mortgage Association, 7.000%, 10/01/2030	7,996
5,419	Federal National Mortgage Association, 7.000%, 10/01/2030	5,615
905,739	Federal National Mortgage Association, 7.000%, 10/01/2053	952,132
378,152	Federal National Mortgage Association, 7.000%, 10/01/2053	395,988
1,763,054	Federal National Mortgage Association, 7.000%, 11/01/2053	1,846,210
2,191,773	Federal National Mortgage Association, 7.000%, 3/01/2054	2,286,716
3,528	Federal National Mortgage Association, 7.500%, 7/01/2030	3,607
2,651	Federal National Mortgage Association, 7.500%, 2/01/2032	2,681
259,025	Federal National Mortgage Association, 8.000%, 1/01/2054	270,753
64,101	Government National Mortgage Association, 5.500%, 4/15/2038	65,412
5,195	Government National Mortgage Association, 6.000%, 1/15/2029	5,271
3,866	Government National Mortgage Association, 6.000%, 4/15/2038	4,017
1,833	Government National Mortgage Association, 6.500%, 1/15/2029	1,893
2,033	Government National Mortgage Association, 6.500%, 2/15/2031	2,057
6,112	Government National Mortgage Association, 6.500%, 9/15/2032	6,342
1,293	Government National Mortgage Association, 6.500%, 9/15/2032	1,327
2,835	Government National Mortgage Association, 7.000%, 9/15/2025	2,833
203	Government National Mortgage Association, 7.500%, 10/15/2025	203
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$265	Government National Mortgage Association, 7.500%, 7/15/2030	$271
73,988,000	Uniform Mortgage-Backed Security, TBA, 7.000%, 1/01/2055(d)	76,710,359
		1,757,650,820
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,451,041
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.387%, 10/15/2038(a)(b)	21,692,439
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,464,706
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,062,224
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,453,657
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,523,900
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.923%, 12/15/2038(a)(b)	7,032,106
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,784,829
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,305,511
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,789,045
642,418	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.792%, 7/10/2046(a)(b)	605,250
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,917,420
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,249,129
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,228,082
7,130,002	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.592%, 7/15/2038(a)(b)	7,134,458
1,307,974	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(b)	1,311,244
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.150%, 8/10/2044(a)(b)	4,368,075
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,917,416
3,648,197	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.983%, 6/15/2044(a)(b)	3,359,625
		120,199,116
	Other REITs — 0.2%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,147,235
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	6,978,744
		11,125,979
	Paper — 0.2%
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	12,328,438
	Pharmaceuticals — 0.4%
12,695,000	Amgen, Inc., 5.750%, 3/02/2063	12,175,238

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$11,234,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$10,794,716
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,584,161
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,296,558
		31,850,673
	Property & Casualty Insurance — 0.3%
17,845,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,376,799
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,906,730
		23,283,529
	Refining — 0.4%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,611,071
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,385,948
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,261,278
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	13,461,121
		26,719,418
	Retailers — 0.4%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,528,619
12,855,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,391,001
10,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,412,717
7,582,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	6,874,690
5,082,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,403,535
		31,610,562
	Sovereigns — 0.4%
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,780,680
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,072,235
5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	5,882,880
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,095,751
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,896,925
		32,728,471
	Supermarkets — 0.1%
6,795,000	Kroger Co., 5.500%, 9/15/2054	6,400,032
	Technology — 1.5%
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,490,122
6,835,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,581,952
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,629,849
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,089,947
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,712,204
15,161,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,851,289
10,751,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,828,673
4,675,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	4,656,330
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,810,931
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,226,130
15,646,000	Oracle Corp., 4.100%, 3/25/2061	11,232,275
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,131,711
2,429,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	2,395,570
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,527
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,625,846
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,848,317
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$14,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	$9,051,225
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	13,049,874
		114,249,772
	Treasuries — 33.7%
618,589(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	77,220,200
7,877,369(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	35,792,519
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	100,234,906
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	156,716,086
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	51,246,704
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	50,799,575
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	38,168,317
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,191,928
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,539,367
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	13,993,716
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	63,534,711
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,339,322
103,410,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	92,101,468
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,272,590
2,530,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	2,310,398
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,388,114
35,145,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	33,508,227
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,559,368
7,140,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	6,937,208
15,520,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	15,324,075
19,050,000	U.S. Treasury Notes, 1.125%, 1/15/2025	19,028,174
44,555,000	U.S. Treasury Notes, 2.750%, 8/15/2032	39,512,674
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,019,346
93,820,000	U.S. Treasury Notes, 3.125%, 8/31/2029	88,865,694
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	147,142,068
3,970,000	U.S. Treasury Notes, 3.500%, 9/30/2026(g)	3,919,994
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,514,496
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,149,194
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	20,756,116
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	118,830,994
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,106,470
168,285,000	U.S. Treasury Notes, 3.625%, 8/31/2029	162,941,914
192,665,000	U.S. Treasury Notes, 3.625%, 9/30/2031	183,081,947
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,672,871
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,535,775
17,605,000	U.S. Treasury Notes, 3.750%, 8/31/2031	16,866,966
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,197,260
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,079,036
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	30,807,153
107,890,000	U.S. Treasury Notes, 3.875%, 8/15/2034	102,014,124
178,030,000	U.S. Treasury Notes, 4.000%, 2/15/2034	170,438,648
61,145,000	U.S. Treasury Notes, 4.125%, 10/31/2029	60,440,832
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	31,028,943
13,100,000	U.S. Treasury Notes, 4.125%, 10/31/2031	12,822,426
101,645,000	U.S. Treasury Notes, 4.125%, 11/15/2032	99,136,278
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,762,922
26,930,000	U.S. Treasury Notes, 4.250%, 11/15/2034	26,228,112
102,785,000	U.S. Treasury Notes, 4.375%, 12/31/2029	102,733,365
1,190,000	U.S. Treasury Notes, 4.500%, 12/31/2031	1,190,991
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	44,632,047
2,949,457,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	62,888,651
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	3,945,091

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	$2,086,040
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	23,122,329
		2,580,677,740
	Wireless — 0.7%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,496,668
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	754,236
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,757,797
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,777,731
7,105,000	SBA Communications Corp., 3.125%, 2/01/2029	6,413,224
18,330,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	17,195,190
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,578,061
		53,972,907
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,357,097
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	1,953,860
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,315,700
13,026,000	AT&T, Inc., 3.650%, 9/15/2059	8,627,978
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,201,185
		22,455,820
	Total Non-Convertible Bonds (Identified Cost $7,368,375,554)	6,802,220,700

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,300,155
	Total Bonds and Notes (Identified Cost $7,381,160,554)	6,809,520,855

Collateralized Loan Obligations — 5.5%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.438%, 10/15/2034(a)(b)	3,421,552
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.856%, 7/15/2034(a)(b)	2,369,392
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 8.056%, 7/15/2034(a)(b)	2,921,797
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 7.056%, 4/15/2037(a)(b)	1,822,683
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.254%, 1/20/2038(a)(b)	3,500,637
5,290,000	AGL CLO 21 Ltd., Series 2022-21A, Class BR, 3 mo. USD SOFR + 1.650%, 6.267%, 10/21/2037(a)(b)	5,337,874
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.667%, 4/21/2037(a)(b)	6,567,968
Principal Amount (‡)	Description	Value (†)

$4,230,000	AGL CLO 35 Ltd., Series 2024-35A, Class C, 3 mo. USD SOFR + 1.900%, 6.412%, 1/21/2038(a)(b)	$4,234,213
5,120,000	Anchorage Capital CLO 13 LLC, Series 2019-13A, Class B1R, 3 mo. USD SOFR + 2.062%, 6.718%, 4/15/2034(a)(b)	5,123,205
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 6.768%, 10/15/2034(a)(b)	753,623
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.867%, 4/20/2037(a)(b)	945,866
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.767%, 7/20/2037(a)(b)	4,155,554
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.065%, 1/20/2037(a)(b)	2,935,496
3,920,000	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.579%, 1/16/2030(a)(b)	3,926,966
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.447%, 7/16/2037(a)(b)	1,663,269
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.947%, 7/16/2037(a)(b)	2,034,628
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.647%, 4/16/2037(a)(b)	5,802,807
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.143%, 1/22/2035(a)(b)	1,754,967
5,575,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 6.520%, 10/23/2037(a)(b)	5,597,523
6,880,000	Bain Capital Credit CLO Ltd., Series 2024-6A, Class C, 3 mo. USD SOFR + 1.850%, 6.165%, 1/21/2038(a)(b)	6,881,232
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 6.667%, 4/20/2036(a)(b)	6,012,804
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.646%, 1/20/2038(a)(b)	6,716,142
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.468%, 7/15/2032(a)(b)	1,402,295
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.986%, 7/15/2036(a)(b)	3,815,338
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 6.894%, 7/18/2030(a)(b)	1,067,249
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.066%, 1/25/2035(a)(b)	5,012,795
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.168%, 4/15/2034(a)(b)	387,520
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.440%, 1/20/2038(a)(b)	5,930,000
3,440,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class CR, 3 mo. USD SOFR + 1.900%, 6.462%, 10/20/2037(a)(b)	3,445,480

Principal Amount (‡)	Description	Value (†)

$2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.198%, 1/25/2038(a)(b)	$2,560,433
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.963%, 1/25/2038(a)(b)	6,891,178
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 6.451%, 4/30/2031(a)(b)	1,677,335
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.709%, 1/22/2038(a)(b)	6,638,310
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.835%, 10/22/2037(a)(b)	4,008,252
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.638%, 7/25/2034(a)(b)	1,865,862
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.917%, 10/20/2037(a)(b)	3,212,072
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 6.276%, 4/15/2037(a)(b)	6,857,909
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.618%, 7/15/2031(a)(b)	500,804
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.618%, 10/15/2034(a)(b)	2,001,724
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 6.267%, 1/20/2032(a)(b)	545,500
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 7.056%, 4/20/2032(a)(b)	3,800,408
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 7.829%, 7/20/2032(a)(b)	3,526,638
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 6.748%, 7/20/2037(a)(b)	4,970,223
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.559%, 7/17/2034(a)(b)	525,720
3,600,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.406%, 7/15/2036(a)(b)	3,611,772
2,160,000	CIFC Funding Ltd., Series 2018-1A, Class CR, 3 mo. USD SOFR + 1.800%, 6.274%, 1/18/2038(a)(b)	2,159,812
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2036(a)(b)	2,939,044
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.979%, 10/20/2034(a)(b)	4,506,736
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 7.888%, 1/23/2035(a)(b)	7,211,297
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.467%, 7/21/2037(a)(b)	7,164,433
Principal Amount (‡)	Description	Value (†)

$4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.147%, 4/20/2037(a)(b)	$4,215,477
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 6.482%, 4/18/2035(a)(b)	728,270
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.049%, 7/20/2034(a)(b)	7,663,505
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 1/15/2038(a)(b)(h)	7,556,322
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.432%, 1/20/2037(a)(b)	2,970,931
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 6.252%, 4/22/2037(a)(b)	7,010,178
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.376%, 10/25/2037(a)(b)	5,155,717
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.726%, 4/25/2037(a)(b)	6,070,901
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.509%, 4/26/2031(a)(b)	1,518,846
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,506,106
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.479%, 7/20/2031(a)(b)	1,612,069
4,320,000	KKR CLO 54 Ltd., Series 2024-54A, Class B, 3 mo. USD SOFR + 1.700%, 6.021%, 1/15/2038(a)(b)	4,320,734
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 6.284%, 1/17/2030(a)(b)	1,191,671
745,000	Madison Park Funding XL Ltd., Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.276%, 5/28/2030(a)(b)	745,957
1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.388%, 11/21/2030(a)(b)	1,408,382
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 6.518%, 1/15/2033(a)(b)	681,701
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.779%, 4/20/2032(a)(b)	476,075
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.559%, 7/17/2034(a)(b)	836,145
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.429%, 10/20/2030(a)(b)	3,599,188
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 7.356%, 1/15/2031(a)(b)	3,993,132
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.379%, 1/28/2030(a)(b)	1,345,976
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 6.779%, 1/28/2030(a)(b)	651,561

Principal Amount (‡)	Description	Value (†)

$5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.756%, 7/15/2038(a)(b)	$5,061,755
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.679%, 10/20/2034(a)(b)	2,750,185
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 6.173%, 10/17/2036(a)(b)	6,235,474
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 6.210%, 1/23/2038(a)(b)	3,242,152
3,230,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1RR, 3 mo. USD SOFR + 1.500%, 6.132%, 7/20/2030(a)(b)	3,235,898
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 7.056%, 4/15/2037(a)(b)	7,081,634
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.517%, 4/20/2037(a)(b)	4,372,525
2,025,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 6.111%, 1/20/2038(a)(b)	2,033,772
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 6.394%, 1/18/2034(a)(b)	8,927,775
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1R, 3 mo. USD SOFR + 1.550%, 1/20/2038(a)(b)(h)	8,880,000
2,700,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.417%, 4/20/2037(a)(b)	2,712,604
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 6.052%, 1/18/2038(a)(b)	3,335,794
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.768%, 4/15/2031(a)(b)	2,936,261
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.256%, 7/15/2037(a)(b)	2,603,029
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.806%, 7/15/2037(a)(b)	2,505,307
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 6.829%, 7/20/2030(a)(b)	260,042
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 6.478%, 11/14/2034(a)(b)	250,159
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 8.244%, 7/20/2037(a)(b)	2,394,021
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.981%, 1/15/2038(a)(b)	2,470,420
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 6.318%, 10/15/2029(a)(b)	1,502,849
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.556%, 10/15/2030(a)(b)	1,003,436
Principal Amount (‡)	Description	Value (†)

$2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.479%, 7/20/2034(a)(b)	$2,323,262
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 6.668%, 10/15/2034(a)(b)	5,673,226
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.517%, 4/20/2035(a)(b)	1,538,356
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.717%, 4/20/2037(a)(b)	5,435,479
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.876%, 1/20/2038(a)(b)	2,330,421
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.594%, 10/18/2034(a)(b)	3,751,033
8,550,000	RAD CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 1/20/2038(a)(b)(h)	8,551,488
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.529%, 4/20/2034(a)(b)	1,500,074
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 6.629%, 7/20/2034(a)(b)	2,771,805
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 4/20/2034(a)(b)	2,608,738
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 6.436%, 4/15/2038(a)(b)	2,760,863
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.706%, 4/15/2037(a)(b)	7,096,576
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 6.286%, 4/15/2037(a)(b)	7,056,000
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.207%, 1/17/2038(a)(b)	5,056,250
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 6.146%, 4/23/2037(a)(b)	5,447,821
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.367%, 1/20/2037(a)(b)	2,076,165
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.730%, 1/05/2038(a)(b)	6,901,634
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2034(a)(b)	1,882,536
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.049%, 7/21/2034(a)(b)	5,001,640
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 7.372%, 7/18/2037(a)(b)	4,149,461
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 2/25/2038(a)(b)(h)	7,170,000
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR2, 3 mo. USD SOFR + 2.100%, 6.393%, 7/20/2032(a)(b)	3,251,654
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.717%, 10/20/2036(a)(b)	2,301,334
	Total Collateralized Loan Obligations (Identified Cost $420,366,894)	423,406,089

Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 5.6%
$115,164,558	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $115,180,553 on 1/02/2025 collateralized by $116,013,200 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $117,467,944 including accrued interest(i)	$115,164,558
157,970,000	U.S. Treasury Bills, 4.055%–4.110%, 1/07/2025(j)(k)	157,880,213
63,455,000	U.S. Treasury Bills, 4.175%, 1/14/2025(k)	63,366,283
30,915,000	U.S. Treasury Bills, 4.208%–4.302%, 3/06/2025(g)(j)(k)	30,688,599
Principal Amount (‡)	Description	Value (†)

$23,225,000	U.S. Treasury Bills, 4.220%, 3/20/2025(k)	$23,017,529
36,825,000	U.S. Treasury Bills, 4.272%–4.388%, 1/30/2025(j)(k)	36,703,844
	Total Short-Term Investments (Identified Cost $426,803,678)	426,821,026
	Total Investments — 100.2% (Identified Cost $8,228,331,126)	7,659,747,970
	Other assets less liabilities — (0.2)%	(11,862,652)
	Net Assets — 100.0%	$7,647,885,318

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$1,819,490,325 or 23.8% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.

(d)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be
Announced ("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	New issue unsettled as of December 31, 2024. Coupon rate does not take effect until settlement date.
(i)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	973	$106,765,716	$105,813,750	$(951,966)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	2,135	439,299,796	438,976,018	(323,778)

At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	3,451	$368,499,270	$366,857,478	$(1,641,792)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	843	95,128,362	93,836,438	(1,291,924)
Total					$(4,209,460)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$ —	$7,943	$7,943
Collateralized Mortgage Obligations	—	68,682,026	221,467	68,903,493
All Other Non-Convertible Bonds(a)	—	6,733,309,264	—	6,733,309,264
Total Non-Convertible Bonds	—	6,801,991,290	229,410	6,802,220,700
Municipals(a)	—	7,300,155	—	7,300,155
Total Bonds and Notes	—	6,809,291,445	229,410	6,809,520,855
Collateralized Loan Obligations	—	423,406,089	—	423,406,089
Short-Term Investments	—	426,821,026	—	426,821,026
Total Investments	$—	$7,659,518,560	$229,410	$7,659,747,970

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,209,460)	$ —	$ —	$(4,209,460)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or December 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$13	$ —	$(565)	$ —	$ —	$7,943	$3
Collateralized Mortgage Obligations	243,532	—	84	(446)	428	(22,131)	—	—	221,467	(624)
Total	$252,027	$ —	$84	$(433)	$428	$(22,696)	$ —	$ —	$229,410	$(621)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(4,209,460)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2024 (Unaudited)
Treasuries	33.7%
Mortgage Related	23.0
Banking	6.8
Finance Companies	2.5
ABS Other	2.0
Other Investments, less than 2% each	21.1
Collateralized Loan Obligations	5.5
Short-Term Investments	5.6
Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)
Net Assets	100.0%

Currency Exposure Summary at December 31, 2024 (Unaudited)
United States Dollar	97.5%
Other, less than 2% each	2.7
Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)
Net Assets	100.0%